Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-cash investing and financing activities [Abstract]
Convertible notes issued in lieu of interest/referral fees	$ 0	$ (463)	$ 0
Mining hardware finance additional fee	(1,424)	(2,426)	0
Mining hardware prepayments made directly by third party financier	(37,980)	(1,458)	0
Additions to right-of-use assets and lease liabilities	298	1,051	271
Shares issued in relation to business combinations	0	0	1,930
Vendor loan	0	0	1,980
Non-cash investing and financing activities	$ (39,106)	$ (3,296)	$ 4,181